Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-interest income
Banking	$ 49,347	$ 45,010	$ 43,772
Foreign exchange revenue	37,001	32,895	32,222
Custody and other administration services	12,868	9,262	8,149
Other non-interest income	4,818	4,912	4,035
Total non-interest income	183,975	168,686	157,825
Interest income
Interest and fees on loans	234,032	218,495	187,020
Deposits with banks	41,625	24,830	17,178
Total interest income	405,078	367,588	305,629
Interest expense
Deposits	51,486	17,617	10,931
Long-term debt	7,876	6,949	4,954
Securities sold under agreement to repurchase	14	33	0
Total interest expense	59,376	24,599	15,885
Net interest income before provision for credit losses	345,702	342,989	289,744
Provision for credit recoveries (losses)	184	6,991	5,837
Net interest income after provision for credit losses	345,886	349,980	295,581
Net gains (losses) on equity securities	925	(329)	511
Net realized gains (losses) on available-for-sale investments	1,624	1,100	4,186
Net gains (losses) on other real estate owned	(5)	(322)	(2,383)
Net other gains (losses)	223	(1,304)	(1,045)
Total other gains (losses)	2,767	(855)	1,269
Total net revenue	532,628	517,811	454,675
Non-interest expense
Salaries and other employee benefits	183,659	159,778	145,138
Technology and communications	62,633	60,280	53,999
Professional and outside services	27,952	26,034	27,181
Property	24,181	21,825	19,878
Indirect taxes	21,109	19,485	18,050
Non-service employee benefits expense	5,649	5,570	8,090
Marketing	8,050	6,116	5,739
Amortization of intangible assets	5,451	5,091	4,210
Other expenses	18,240	17,164	16,279
Total non-interest expense	356,924	321,343	300,336
Net income	177,075	195,184	153,252
Other comprehensive income (loss), net of taxes	61,430	(19,475)	15,628
Total comprehensive income	238,505	175,709	168,880
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	24,870	23,506	22,836
Foreign exchange revenue	10,613	11,727	11,623
Custody and other administration services	7,625	0	0
Other non-interest income	5,650	6,330	4,570
Total non-interest income	194,905	120,658	105,089
Interest income
Interest and fees on loans	132,104	133,124	118,092
Investments	68,721	73,698	61,928
Deposits with banks	9,156	12,932	10,661
Total interest income	209,981	219,754	190,681
Interest expense
Deposits	17,410	6,709	5,011
Long-term debt	7,876	6,949	4,955
Securities sold under agreement to repurchase	13	33	0
Total interest expense	25,299	13,691	9,966
Net interest income before provision for credit losses	184,682	206,063	180,715
Provision for credit recoveries (losses)	(3,088)	6,823	4,618
Net interest income after provision for credit losses	181,594	212,886	185,333
Net gains (losses) on equity securities	925	(329)	511
Net realized gains (losses) on available-for-sale investments	1,053	758	4,241
Net gains (losses) on other real estate owned	(5)	(323)	(2,416)
Net other gains (losses)	2	0	258
Total other gains (losses)	1,975	106	2,594
Total net revenue	378,474	333,650	293,016
Non-interest expense
Salaries and other employee benefits	77,923	75,949	72,440
Technology and communications	36,008	36,466	33,051
Professional and outside services	27,954	22,696	20,685
Property	6,927	6,693	6,438
Indirect taxes	15,355	14,669	12,900
Non-service employee benefits expense	5,879	6,427	7,854
Marketing	4,372	3,034	3,384
Amortization of intangible assets	169	169	169
Other expenses	9,260	4,230	4,351
Total non-interest expense	183,847	170,333	161,272
Net income before equity in undistributed earnings of subsidiaries	194,627	163,317	131,744
Equity in undistributed earnings of subsidiaries	(17,552)	31,867	21,508
Net income	177,075	195,184	153,252
Other comprehensive income (loss), net of taxes	61,430	(19,475)	15,628
Total comprehensive income	238,505	175,709	168,880
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	122,776	60,000	50,000
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 23,371	$ 19,095	$ 16,060